Vessels and Equipment - Long-Term Debt (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Vessels & equipment - Activity
Vessels and equipment, beginning balance			$ 2,265,712	$ 2,250,053	$ 2,250,053
Additions			1,201		14,065
Drydock costs			11,339		4,235
Disposals			(14,678)		(2,641)
Vessels and equipment, ending balance	$ 2,263,573		2,263,573		2,265,712
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance			(638,185)	(541,267)	(541,267)
Accumulated depreciation, disposals			14,678		2,641
Depreciation and impairment for the period	(26,059)	$ (23,831)	(51,996)	(47,515)	(99,559)
Accumulated depreciation, ending balance	(675,503)		(675,503)		(638,185)
Accumulated impairment - Activity
Accumulated impairment, beginning balance			(29,421)
Depreciation and impairment for the period		$ (29,421)		(29,421)	(29,421)
Accumulated impairment, ending balance	(29,421)		(29,421)		(29,421)
Net Vessels - Activity
Net vessel, beginning balance			1,598,106	$ 1,708,786	1,708,786
Additions			1,201		14,065
Drydock costs			11,339		4,235
Depreciation and impairment for the period			(51,996)		(128,980)
Net vessel, ending balance	$ 1,558,650		$ 1,558,650		$ 1,598,106